Oppenheimer AMT–Free Municipals

Oppenheimer AMT–Free New York Municipals
Oppenheimer California Municipal Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited Term New York Municipal Fund

Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester National Municipals

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund
Rochester Fund Municipals

Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund

Prospectus and Statement of Additional Information Supplement Dated May 6, 2011

This supplement amends the Prospectus and Statement of Additional Information of each of the above referenced funds (each a “Fund”) as follows and is in addition to any other supplement(s).

Effective May 9, 2011, Marcus V. Franz is no longer a portfolio manager of the Funds.

May 6, 2011                                                                                                                            PS0000.061

Oppenheimer rochester arizona Municipal fund

Supplement Dated May 6, 2011 to the
Summary Prospectus Dated July 29, 2010

This supplement amends the Summary Prospectus of Oppenheimer Rochester Arizona Municipal Fund (the “Fund”), dated July 29, 2010, as follows:

Effective May 9, 2011, Marcus V. Franz is no longer a portfolio manager of the Fund.

May 6, 2011                                                                                                                     PS0582.001